UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6552

Strong Opportunity Fund II, Inc., on behalf of Strong Opportunity Fund II (Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Opportunity Fund II
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 91.2%
Auto/Truck - Original Equipment 1.3%
Eaton Corporation                                                 220,000       $  13,950,200

Banks - Money Center 1.4%
The Toronto - Dominion Bank (CAD) (d)                             390,000          14,167,195

Banks - Super Regional 1.3%
SouthTrust Corporation                                            320,000          13,331,200

Building - Air Conditioning & Heating Products 1.5%
American Standard Companies, Inc. (b)                             405,000          15,758,550

Building - Construction Products/Miscellaneous 1.4%
Mohawk Industries, Inc. (b) (c)                                   185,000          14,687,150

Building Products - Wood 1.2%
Weyerhaeuser Company                                              185,000          12,298,800

Chemicals - Specialty 2.1%
Praxair, Inc.                                                     505,000          21,583,700

Commercial Services - Advertising 1.1%
The Interpublic Group of Companies, Inc. (b)                    1,105,000          11,701,950

Computer - Data Storage 1.4%
Network Appliance, Inc. (b)                                       660,000          15,180,000

Computer - IT Services 2.7%
Accenture, Ltd. Class A (b)                                       480,000          12,984,000
Computer Sciences Corporation (b)                                 320,000          15,072,000
                                                                         ---------------------
                                                                                   28,056,000

Computer - Manufacturers 1.0%
Sun Microsystems, Inc. (b)                                      2,650,000          10,706,000

Computer - Software Design 1.1%
Cadence Design Systems, Inc. (b)                                  900,000          11,736,000

Computer Software - Enterprise 0.7%
Novell, Inc. (b)                                                1,190,000           7,508,900

Computer Software - Financial 1.2%
DST Systems, Inc. (b)                                             275,000          12,229,250

Computer Software - Security 1.7%
VeriSign, Inc. (b)                                                900,000          17,892,000

Cosmetics - Personal Care 1.1%
Weight Watchers International, Inc. (b) (c)                       297,000          11,529,540

Electronics - Contract Manufacturing 2.1%
Flextronics International, Ltd. (b) (c)                           850,000          11,262,500
Sanmina-SCI Corporation (b)                                     1,495,000          10,539,750
                                                                         ---------------------
                                                                                   21,802,250

Electronics - Miscellaneous Components 1.4%
Molex, Inc. Class A                                               575,000          15,128,250

Electronics - Parts Distributors 1.7%
W.W. Grainger, Inc.                                               315,000          18,159,750

Electronics - Scientific Measuring 1.6%
Waters Corporation (b)                                            385,000          16,978,500

Electronics - Semiconductor Manufacturing 1.8%
SanDisk Corporation (b) (c)                                       634,000          18,462,080

Finance - Consumer/Commercial Loans 1.2%
CIT Group, Inc.                                                   325,000          12,151,750

Finance - Index Tracking Fund 2.5%
iShares Trust S&P SmallCap 600 Index Fund (c)                      95,000          13,702,800
Standard & Poor's MidCap 400 Depository Receipts                  115,000          12,468,300
                                                                         ---------------------
                                                                                   26,171,100

Finance - Investment Management 1.3%
Mellon Financial Corporation                                      475,000          13,152,750

Finance - Publicly Traded Investment Funds-Equity
(Non 40 Act) 1.2%
Biotech HOLDRs Trust (c)                                           90,000          13,005,000

Financial Services - Miscellaneous 1.0%
Fiserv, Inc. (b)                                                  307,900          10,733,394

Food - Dairy Products 1.2%
Dean Foods Company (b)                                            401,200          12,044,024

Insurance - Diversified 1.0%
Genworth Financial, Inc. Class A (b)                              466,400          10,867,120
Primus Guaranty, Ltd. (b)                                           4,500              60,750
                                                                         ---------------------
                                                                                   10,927,870

Insurance - Property/Casualty/Title 3.3%
ACE, Ltd.                                                         320,000          12,819,200
MGIC Investment Corporation                                       100,000           6,655,000
XL Capital, Ltd. Class A                                          200,000          14,798,000
                                                                         ---------------------
                                                                                   34,272,200

Internet - Content 0.9%
CNET Networks, Inc. (b) (c)                                     1,025,000           9,378,750

Internet - E*Commerce 2.3%
Ameritrade Holding Corporation (b)                              1,195,000          14,351,950
IAC/InterActiveCorp (b) (c)                                       420,000           9,248,400
                                                                         ---------------------
                                                                                   23,600,350

Media - Cable TV 5.0%
Cablevision Systems New York Group Class A (b)                    223,300           4,528,524
Comcast Corporation Class A (Non-Voting) (b)                      583,000          16,277,360
Cox Communications, Inc. Class A (b)                              520,000          17,227,600
The DIRECTV Group, Inc. (b)                                       800,000          14,072,000
                                                                         ---------------------
                                                                                   52,105,484

Media - Diversified 0.2%
Time Warner, Inc. (b)                                             160,000           2,582,400

Media - Newspapers 1.2%
Tribune Company                                                   307,000          12,633,050

Media - Radio/TV 2.5%
The E.W. Scripps Company Class A                                  305,000          14,572,900
Liberty Media Corporation Class A (b)                           1,370,000          11,946,400
                                                                         ---------------------
                                                                                   26,519,300

Medical - Biomedical/Biotechnology 3.4%
Biogen Idec, Inc. (b)                                             130,000           7,952,100
Genzyme Corporation (b)                                           305,000          16,595,050
Protein Design Labs, Inc. (b) (c)                                 575,000          11,258,500
                                                                         ---------------------
                                                                                   35,805,650

Medical - Systems/Equipment 1.2%
Fisher Scientific International, Inc. (b)                         220,000          12,832,600

Metal Ores - Gold/Silver 1.5%
Barrick Gold Corporation                                          750,200          15,784,208

Metal Products - Fasteners 1.2%
Illinois Tool Works, Inc.                                         137,500          12,810,875

Oil & Gas - Drilling 3.3%
ENSCO International, Inc.                                         480,000          15,681,600
GlobalSantaFe Corporation                                         610,000          18,696,500
                                                                         ---------------------
                                                                                   34,378,100

Oil & Gas - Field Services 1.8%
BJ Services Company                                               355,000          18,605,550

Oil & Gas - International Integrated 1.5%
ConocoPhillips                                                    191,000          15,824,350

Oil & Gas - Machinery/Equipment 2.4%
Weatherford International, Ltd. (b) (c)                           485,000          24,744,700

Oil & Gas - United States Exploration & Production
1.5%
Devon Energy Corporation                                          218,000          15,480,180

Pollution Control - Services 1.3%
Waste Management, Inc.                                            505,000          13,806,700

Retail - Clothing/Shoes 3.9%
Abercrombie & Fitch Company Class A                               395,000          12,442,500
Nordstrom, Inc.                                                   375,000          14,340,000
The TJX Companies, Inc.                                           659,800          14,541,992
                                                                         ---------------------
                                                                                   41,324,492

Retail - Discount & Variety 1.5%
Dollar Tree Stores, Inc. (b)                                      574,200          15,474,690

Retail - Major Discount Chains 1.4%
Target Corporation                                                325,000          14,706,250

Retail - Restaurants 1.3%
Darden Restaurants, Inc.                                          571,100          13,318,052

Retail - Super/Mini Markets 1.2%
Safeway, Inc. (b)                                                 675,000          13,034,250

Retail/Wholesale - Auto Parts 1.1%
AutoNation, Inc. (b)                                              680,000          11,614,400

Retail/Wholesale - Office Supplies 1.3%
Staples, Inc.                                                     465,000          13,866,300

Telecommunications - Services 1.6%
Sprint Corporation                                                840,000          16,909,200

Telecommunications - Wireless Services 1.3%
Telephone & Data Systems, Inc.                                    160,000          13,467,200

Transportation - Airline 0.7%
Northwest Airlines Corporation Class A (b) (c)                    910,000           7,471,100

Utility - Gas Distribution 1.2%
NiSource, Inc.                                                    602,000          12,648,020
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $730,818,682)                                           956,031,554
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 10.1%
Collateral Received for Securities Lending 2.3%
Navigator Prime Portfolio                                      24,525,086          24,525,086

Repurchase Agreements 7.8%
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $77,303,972); Collateralized
by: United States Government & Agency Issues                $  77,300,000          77,300,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $4,058,996);
Collateralized by: United States Government & Agency
Issues                                                          4,058,900           4,058,900
                                                                         ---------------------
Total Repurchase Agreements                                                        81,358,900
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $105,883,986)                                  105,883,986
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $836,702,668)                             1,061,915,540
101.3%
Other Assets and Liabilities, Net (1.3%)                                          (13,881,499)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                              $1,048,034,041
==============================================================================================

CURRENCY ABBREVIATIONS
------------------------------------------------------------------------------
CAD --- Canadian Dollar

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of security is on loan.
(d) Security trades in foreign currency and is converted to U.S. dollars daily using current exchange rates.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Opportunity Fund II, Inc., on behalf of Strong Opportunity Fund II


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004